Long-term Debt (Details Textual) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002	Dec. 03, 2013	Feb. 04, 2013	Dec. 31, 2005
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants	$ 0	$ 19,333,000	$ 6,668,000
Secured Debt	12,000,000
Percentage Of Earn Out Payment	20.00%
Percentage Of Commitment	100.00%
Business Acquisition, Commitment Amount	1,000,000
Debt Financing Facility Agreement Amount					5,000,000
Fair Value Inputs, Discount Rate	20.00%	20.00%
Fair Value Inputs, Cap Rate		100.00%
Interest Expense, Total	5,747,000	2,602,000	118,000
American Depository Shares [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,300,000
Oseo Anvar [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants	1,927,000	2,553,000
French Ministry Of Research [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants				464,000
Long Term Debt Advance, Remaining amount							1,707,000
Facility Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Financing Facility Agreement Amount					15,000,000	15,000,000
Long Term Debt, Repayment Of Principal In First Year						10.00%
Long Term Debt, Repayment Of Principal In Second Year						20.00%
Long Term Debt, Repayment Of Principal In Third Year					100.00%	30.00%
Long Term Debt, Repayment Of Principal In Fourth Year						40.00%
Fund Raised From Debt Financing Facility	2,800,000				5,000,000	12,400,000
Premium On Reimbursement						2,600,000
Debt Repayment Term					Jan. 01, 2017
Initial Loan Amount					5,000,000
Additional Loan Amount					5,000,000
Debt Financing Nominal Value					5,000,000
Royalty Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Fund Raised From Debt Financing Facility					$ 2,200,000	$ 2,600,000
Long Term Debt Repayment Percentage					0.834%	1.75%
Amortized Cost Effective Rate	23.00%				41.00%
Debt Repayment Term	Dec. 31, 2024				Dec. 31, 2024
Deerfield Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Maturity Date						Mar. 24, 2014
Broadfin Healthcare Master Fund Ltd [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Maturity Date					Mar. 24, 2014